FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Maturity (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Less than 3 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	8,092
Average hedged rate	105.40%
Less than 3 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,949	2,192
Average hedged rate	108.10%	108.40%
Less than 3 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	48,977	65,780
Average hedged rate	137.00%	135.20%
Less than 3 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	5,193	4,889
Average hedged rate	142.80%	133.90%
Less than 3 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	38,633	24,842
Average hedged rate	151.70%	147.90%
Less than 3 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		3,513
Average hedged rate		148.00%
Less than 3 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	7,032	11,170
Average hedged rate	92.20%	90.70%
Less than 3 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	3,403	56
Average hedged rate	149.60%	91.90%
Less than 3 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	467	1,279
Average hedged rate	2522.00%	2452.30%
3 to 6 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,323
Average hedged rate	105.80%
3 to 6 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,910	3,208
Average hedged rate	108.80%	108.80%
3 to 6 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	48,847	48,247
Average hedged rate	136.90%	135.30%
3 to 6 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
3 to 6 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	31,342	28,130
Average hedged rate	151.50%	148.30%
3 to 6 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		336
Average hedged rate		147.30%
3 to 6 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,122	5,224
Average hedged rate	92.60%	92.80%
3 to 6 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
3 to 6 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	156	877
Average hedged rate	2523.00%	2486.60%
6 to 9 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
6 to 9 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,795	3,317
Average hedged rate	109.20%	109.30%
6 to 9 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	41,006	42,539
Average hedged rate	138.80%	135.10%
6 to 9 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
6 to 9 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	34,548	12,056
Average hedged rate	151.10%	149.50%
6 to 9 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
6 to 9 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	2,198
Average hedged rate	0.00%	90.50%
6 to 9 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
6 to 9 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	584
Average hedged rate	0.00%	2495.80%
9 to 12 months | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
9 to 12 months | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	2,521	2,046
Average hedged rate	109.80%	109.80%
9 to 12 months | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	56,221	24,381
Average hedged rate	140.60%	136.00%
9 to 12 months | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
9 to 12 months | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	18,674	8,768
Average hedged rate	150.00%	151.20%
9 to 12 months | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
9 to 12 months | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	484	0
Average hedged rate	94.60%	0.00%
9 to 12 months | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
9 to 12 months | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
1 to 2 years | Euros to US Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0
Average hedged rate	0.00%
1 to 2 years | Euros to US Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
1 to 2 years | US Dollars to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	194,238	47,408
Average hedged rate	139.70%	136.30%
1 to 2 years | US Dollars to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
1 to 2 years | Euros to Canadian Dollars | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	32,680	20,458
Average hedged rate	149.50%	152.40%
1 to 2 years | Euros to Canadian Dollars | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount		0
Average hedged rate		0.00%
1 to 2 years | US Dollars to Euros | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	97	0
Average hedged rate	94.10%	0.00%
1 to 2 years | US Dollars to Euros | Purchase hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%
1 to 2 years | Euros to Czech Koruna | Revenue hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount	0	0
Average hedged rate	0.00%	0.00%